SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Sep. 30, 2025
Cheung Lui [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer and indirect controlling shareholder of the Company
Jose Sfez [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman and Director of the Company
Seven Retail Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by Mr. Sfez
Red and Blue LLC [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by Mr. Sfez